Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Dividends	Infrastructure	Comm. Social Resp.	Total Payments
Total	$ 264,800,000	$ 62,200,000	$ 2,400,000	$ 3,600,000	$ 6,700,000	$ 16,100,000	$ 355,800,000
Olaroz [Member]
Total	87,700,000	13,400,000	900,000	$ 3,600,000		1,400,000	107,000,000
Salar del Hombre Muerto [Member]
Total	64,800,000	14,800,000				11,000,000	90,600,000
Sal de Vida [Member]
Total	700,000					300,000	1,000,000
Mt Cattlin [Member]
Total	110,400,000	$ 34,000,000	300,000				144,700,000
Galaxy [Member]
Total	1,100,000				$ 6,700,000	700,000	8,500,000
Whabouchi [Member]
Total	$ 100,000		$ 1,200,000			$ 2,700,000	$ 4,000,000